Derivative Financial Instruments - Schedule of Interest Rate Derivatives (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Customer Related Derivatives Not Designated As Hedging [Line Items]
Notional Amount	$ 2,400,000
Fair Value	(2,401)
Interest rate swaps | Designated as Hedging Instrument
Disclosure Of Customer Related Derivatives Not Designated As Hedging [Line Items]
Notional Amount	$ 2,400,000
Weighted Average Maturity	4 years 6 months 25 days
Current Rate Paid	4.07%
Receive Fixed Swap Rate	3.02%
Fair Value	$ (2,401)
Accrued interest payable	$ 1,500